Interest in Other Entities (Details) - Schedule of short term loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of short term loans [Abstract]
Total	$ 86	$ 927
Amazon Loans [Member]
Schedule of short term loans [Abstract]
Total	86	101
Related party loan [member]
Schedule of short term loans [Abstract]
Total		111
Third parties loans [Member]
Schedule of short term loans [Abstract]
Total		$ 715
Short Term Loans [Member]
Schedule of short term loans [Abstract]
Short term bank loans	5,025
Current maturities of long-term loans	1,500
Total consideration	$ 6,525